UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



           Report for the Calendar Year or Quarter Ended June 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     XI Asset Management, LLC

Address:  527 Madison Avenue, 6th Floor
          New York, New York 10022

13F File Number: 028-12321

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Adam J. Wolfberg
Title:    Managing Member
Phone:    (646) 840-5446


Signature, Place and Date of Signing:


/s/ Adam J. Wolfberg         New York, New York              August 14, 2007
--------------------       ----------------------        -----------------------
     [Signature]                [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       57

Form 13F Information Table Value Total:  $281,337
                                         (thousands)


List of Other Included Managers: None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


                                                     FORM 13F INFORMATION TABLE
                                                            June 30, 2007



COLUMN 1                       COLUMN  2        COLUMN 3   COLUMN 4         COLUMN 5          COL 6   COL 7          COLUMN 8

                               TITLE                        VALUE     SHRS OR    SH/  PUT/   INVSTMT  OTHER     VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS         CUSIP      (X$1000)   PRN AMT    PRN  CALL   DISCRTN  MNGRS    SOLE     SHARED  NONE
--------------                 --------         -----      --------   -------    ---  ----   -------  -----  ---------  ------  ----
AKAMAI TECHNOLOGIES INC        COM              00971T101   2,432        50,000  SH          SOLE     NONE      50,000
AMERICAN TOWER CORP            CL A             029912201   6,510       155,000  SH          SOLE     NONE     155,000
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105   4,954        80,000  SH          SOLE     NONE      80,000
ANADIGICS INC                  COM              032515108   3,732       270,645  SH          SOLE     NONE     270,645
APPLE INC                      COM              037833100   4,040        33,100  SH          SOLE     NONE      33,100
AT&T INC                       COM              00206R102   3,113        75,000  SH          SOLE     NONE      75,000
ATHEROS COMMUNICATIONS INC     COM              04743P108   5,540       179,650  SH          SOLE     NONE     179,650
BAIDU COM INC                  SPON ADR REP A   056752108   3,360        20,000  SH          SOLE     NONE      20,000
CENTENNIAL COMMUNCTNS CORP N   CL A NEW         15133V208   1,001       105,506  SH          SOLE     NONE     105,506
CNET NETWORKS INC              COM              12613R104   2,457       300,000  SH          SOLE     NONE     300,000
COMMSCOPE INC                  COM              203372107   4,376        75,000  SH          SOLE     NONE      75,000
CORNING INC                    COM              219350105   5,110       200,000  SH          SOLE     NONE     200,000
DIRECTV GROUP INC              COM              25459L106   4,622       200,000  SH          SOLE     NONE     200,000
DOBSON COMMUNICATIONS CORP     CL A             256069105   4,166       375,000  SH          SOLE     NONE     375,000
ELECTRONIC ARTS INC            COM              285512109   4,732       100,000  SH          SOLE     NONE     100,000
F5 NETWORKS INC                COM              315616102   4,836        60,000  SH          SOLE     NONE      60,000
FIBERTOWER CORP                COM              31567R100     864       199,500  SH          SOLE     NONE     199,500
FOCUS MEDIA HLDG LTD           SPONSORED ADR    34415V109   6,949       137,600  SH          SOLE     NONE     137,600
HARMONIC INC                   COM              413160102   4,140       466,700  SH          SOLE     NONE     466,700
HOLLYWOOD MEDIA CORP           COM              436233100   6,921     1,587,305  SH          SOLE     NONE   1,587,305
IAC INTERACTIVECORP            COM NEW          44919P300   6,897       199,275  SH          SOLE     NONE     199,275
INFINEON TECHNOLOGIES AG       SPONSORED ADR    45662N103   4,628       280,000  SH          SOLE     NONE     280,000
LEAP WIRELESS INTL INC         COM NEW          521863308   5,070        60,000  SH          SOLE     NONE      60,000
LIBERTY MEDIA HLDG CORP        CAP COM SER A    53071M302   4,707        40,000  SH          SOLE     NONE      40,000
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104   4,466       200,000  SH          SOLE     NONE     200,000
MEMC ELECTR MATLS INC          COM              552715104   4,584        75,000  SH          SOLE     NONE      75,000
MONSTER WORLDWIDE INC          COM              611742107   5,549       135,000  SH          SOLE     NONE     135,000
NATIONAL SEMICONDUCTOR CORP    COM              637640103   4,665       165,000  SH          SOLE     NONE     165,000
NEW ORIENTAL ED & TECH GRP I   SPON ADR         647581107   1,343        25,000  SH          SOLE     NONE      25,000
NEWS CORP                      CL A             65248E104   5,324       251,000  SH          SOLE     NONE     251,000
POLYCOM INC                    COM              73172K104   5,712       170,000  SH          SOLE     NONE     170,000
RESEARCH IN MOTION LTD         COM              760975102   7,200        36,000  SH          SOLE     NONE      36,000
RF MICRODEVICES INC            COM              749941100   4,836       775,000  SH          SOLE     NONE     775,000
ROGERS COMMUNICATIONS INC      CL B             775109200   6,397       150,000  SH          SOLE     NONE     150,000
TIME WARNER TELECOM INC        CL A             887319101   5,930       295,000  SH          SOLE     NONE     295,000
VALUEVISION MEDIA INC          CL A             92047K107   4,555       402,162  SH          SOLE     NONE     402,162
VIRGIN MEDIA INC               COM              92769L101   4,874       200,000  SH          SOLE     NONE     200,000
CISCO SYS INC                  COM              17275R102   6,545       235,000  SH   CALL   SOLE     NONE     235,000
ECHOSTAR COMMUNICATIONS NEW    CL A             278762109   6,115       141,000  SH   CALL   SOLE     NONE     141,000
FOUNDRY NETWORKS INC           COM              35063R1 0   1,666       100,000  SH   CALL   SOLE     NONE     100,000
IAC INTERACTIVECORP            COM NEW          44919P300   8,653       250,000  SH   CALL   SOLE     NONE     250,000
IAC INTERACTIVECORP            COM NEW          44919P300   8,653       250,000  SH   CALL   SOLE     NONE     250,000
LIBERTY MEDIA HLDG CORP        INT COM SER A    53071M104   4,466       200,000  SH   CALL   SOLE     NONE     200,000
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105   1,821       100,000  SH   CALL   SOLE     NONE     100,000
QUALCOMM INC                   COM              747525103   4,079        94,000  SH   CALL   SOLE     NONE      94,000
QUALCOMM INC                   COM              747525103   4,079        94,000  SH   CALL   SOLE     NONE      94,000
SEMICONDUCTOR HLDRS TR         DEP RCPT         816636203   9,513       250,000  SH   CALL   SOLE     NONE     250,000
TELLABS INC                    COM              879664100   4,466       100,000  SH   CALL   SOLE     NONE     100,000
TEXAS INSTRS INC               COM              882508104   6,773       180,000  SH   CALL   SOLE     NONE     180,000
TIME WARNER INC                COM              887317105   5,260       250,000  SH   CALL   SOLE     NONE     250,000
VERISIGN INC                   COM              92343E102   6,346       200,000  SH   CALL   SOLE     NONE     200,000
XM SATELLITE RADIO HLDGS INC   CL A             983759101   1,766       150,000  SH   CALL   SOLE     NONE     150,000
YAHOO INC                      COM              984332106   4,070       150,000  SH   CALL   SOLE     NONE     150,000
YAHOO INC                      COM              984332106   4,070       150,000  SH   CALL   SOLE     NONE     150,000
ISHARES TR                     RUSSELL 2000     464287655   8,296       100,000  SH   PUT    SOLE     NONE     100,000
ISHARES TR                     RUSSELL 2000     464287655  12,444       150,000  SH   PUT    SOLE     NONE     150,000
MOTOROLA INC                   COM              620076109   1,664        94,000  SH   PUT    SOLE     NONE      94,000



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